LOANS RECEIVABLE, NET - Movement of allowance for loan losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of allowance for loan losses
Balance at beginning of year	¥ 1,871,431	¥ 1,457,419	¥ 948,893
Provision for loan losses	2,773,323	2,151,046	1,580,306
Gross write-off	2,419,180	1,844,349	1,102,422
Recoveries	468,853	107,315	30,642
Balance at end of year	¥ 2,694,427	¥ 1,871,431	¥ 1,457,419